Commitments and Contingencies (Details Narrative)		9 Months Ended	12 Months Ended
	Apr. 06, 2021 shares	Dec. 31, 2021 ft² shares	Mar. 31, 2021 USD ($) ft² shares	Jul. 14, 2021 USD ($)	Mar. 31, 2020 shares	Mar. 05, 2020 shares	Mar. 04, 2020 shares
Loss Contingencies [Line Items]
Area of land | ft²		200	200
[custom:LeaseAssetUsefulLife]		3 years
[custom:AdditionalLeaseCostAssetUsefulLife]		2 years
Common stock, shares authorized		1,500,000,000	1,500,000,000		1,500,000,000	100,000,000	75,000,000
Preferred stock, shares authorized		150,000,000	150,000,000		150,000,000
Stock split	1:15 forward stock split of the common stock.
Ppp Loans [Member]
Loss Contingencies [Line Items]
Aggregate proceeds from loan | $			$ 588,891
First Ppp Loans [Member] | May Twelve Two Thousand Twenty One [Member]
Loss Contingencies [Line Items]
Debt forgiven | $			294,066
Second Ppp Loans [Member] | In Two Thousand Twenty One [Member]
Loss Contingencies [Line Items]
Debt forgiven | $			$ 294,825
Senior Secured Promissory Note [Member] | Auctus Fund LLC [Member]
Loss Contingencies [Line Items]
Debt, increase in principal amount | $				$ 25,000
Minimum [Member]
Loss Contingencies [Line Items]
Common stock, shares authorized	100,000,000
Preferred stock, shares authorized	10,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Common stock, shares authorized	1,500,000,000
Preferred stock, shares authorized	150,000,000
Master Facility License Agreement [Member]
Loss Contingencies [Line Items]
Area of land | ft²			1,500
[custom:AdditionalLeasePercentage]		5.00%
Gross revenue percentage		2.00%	2.00%
Lease expiration period			2 years
Warehouse Facility [Member]
Loss Contingencies [Line Items]
Area of land | ft²		1,500
NewBody Stop [Member]
Loss Contingencies [Line Items]
Area of land | ft²		4,500
[custom:LeaseCostRatePercent]		3.00%